UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2005

                     Date of reporting period: May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                         Shares                Value
MUTUAL FUNDS-99.6%

The AllianceBernstein Pooling Portfolios - Equity - 99.6%
Global Real Estate Investment Portfolio                         5,293,274     $  52,985,673
International Growth Portfolio                                  7,050,837        70,155,832
International Value Portfolio                                   7,065,082        70,509,516
Small-Mid Cap Growth Portfolio                                    714,361         7,172,184
Small-Mid Cap Value Portfolio                                     717,218         7,172,184
U.S. Large Cap Growth Portfolio                                17,097,028       173,363,859
U.S. Value Portfolio                                           16,410,224       164,758,650
                                                                              -------------
Total Mutual Funds
(cost $543,479,551)                                                             546,117,898
                                                                              -------------
Total Investments - 99.6%
(cost $543,479,551)                                                             546,117,898
Other assets less liabilities - 0.4%                                              2,133,530
                                                                              -------------
Net Assets - 100%                                                             $ 548,251,428
                                                                              -------------

ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                                  Shares              Value
MUTUAL FUNDS-99.4%

The AllianceBernstein Pooling Portfolios - Equity - 65.8%
Global Real Estate Investment Portfolio                                 8,414,687    $  84,231,018
International Growth Portfolio                                          6,855,908       68,216,283
International Value Portfolio                                           6,872,635       68,588,901
Small-Mid Cap Growth Portfolio                                          1,182,214       11,869,428
Small-Mid Cap Value Portfolio                                           1,186,943       11,869,429
U.S. Large Cap Growth Portfolio                                        16,598,867      168,312,509
U.S. Value Portfolio                                                   15,962,565      160,264,152
                                                                                     -------------
                                                                                       573,351,720
                                                                                     -------------
The AllianceBernstein Pooling Portfolios - Fixed Income - 33.6%
High-Yield Portfolio                                                    2,500,950       25,259,590
Intermediate Duration Bond Portfolio                                   26,549,775      267,887,225
                                                                                     -------------
                                                                                       293,146,815
                                                                                     -------------
Total Mutual Funds
(cost $861,233,475)                                                                    866,498,535
                                                                                     -------------
Total Investments - 99.4%
(cost $861,233,475)                                                                    866,498,535
Other assets less liabilities - 0.6%                                                     4,796,987
                                                                                     -------------
Net Assets - 100%                                                                    $ 871,295,522
                                                                                     -------------

ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                                  Shares               Value
MUTUAL FUNDS-99.5%

The AllianceBernstein Pooling Portfolios - Fixed Income - 63.6%
Inflation Protected Securities Portfolio                               2,954,389      $  29,662,066
Intermediate Duration Bond Portfolio                                   8,162,227         82,356,867
Short Duration Bond Portfolio                                          8,215,228         82,316,589
                                                                                      -------------
                                                                                        194,335,522
                                                                                      -------------
The AllianceBernstein Pooling Portfolios - Equity - 35.9%
Global Real Estate Investment Portfolio                                2,978,119         29,810,975
International Growth Portfolio                                         1,095,081         10,896,051
International Value Portfolio                                          1,096,387         10,941,940
Small-Mid Cap Growth Portfolio                                           248,130          2,491,228
Small-Mid Cap Value Portfolio                                            249,123          2,491,228
U.S. Large Cap Growth Portfolio                                        2,671,870         27,092,761
U.S. Value Portfolio                                                   2,593,317         26,036,905
                                                                                      -------------
                                                                                        109,761,088
                                                                                      -------------
Total Mutual Funds
(cost $302,653,251)                                                                     304,096,610
                                                                                      -------------
Total Investments - 99.5%
(cost $302,653,251)                                                                     304,096,610
Other assets less liabilities - 0.5%                                                      1,651,365
                                                                                      -------------
Net Assets - 100%                                                                     $ 305,747,975
                                                                                      -------------

ALLIANCEBERNSTEIN TAX MANAGED WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2005  (unaudited)

Company                                                   Shares    U.S. $ Value

COMMON STOCKS & OTHER INVESTMENTS-94.9%

United States Investments - 62.6%

Finance - 15.0%
Banking - 6.4%
Bank of America Corp.                                     22,020    $  1,019,966
Citigroup, Inc.                                           44,600       2,101,106
Fannie Mae                                                12,200         722,728
Freddie Mac                                                8,700         565,848
J.P. Morgan Chase & Co.                                   11,000         393,250
National City Corp.                                       12,700         438,912
SunTrust Banks, Inc.                                       5,100         375,411
Wachovia Corp.                                             7,500         380,625
                                                                    ------------
                                                                       5,997,846
                                                                    ------------
Financial Services - 3.2%
Franklin Resources, Inc.                                   6,600         476,124
Lehman Brothers Holdings, Inc.                             5,400         497,880
MBNA Corp.                                                29,850         629,536
Merrill Lynch & Co., Inc.                                 12,300         667,398
The Charles Schwab Corp.                                  28,800         326,592
The Goldman Sachs Group, Inc.                              4,900         477,750
                                                                    ------------
                                                                       3,075,280
                                                                    ------------
Insurance - 5.4%
AFLAC, Inc.                                                3,800         157,890
American International Group, Inc.                        17,250         958,237
MetLife, Inc.                                             10,800         481,680
The Allstate Corp.                                         3,600         209,520
The Chubb Corp.                                            5,700         480,111
The Hartford Financial Services Group, Inc.                3,200         239,328
The Progressive Corp.                                      3,150         302,621
The St. Paul Travelers Cos., Inc.                          8,693         329,291
Torchmark Corp.                                            2,700         142,425
UnitedHealth Group, Inc.                                  21,600       1,049,328
WellPoint, Inc.(a)                                         2,900         385,700
XL Capital, Ltd. Cl.A                                      4,500         338,760
                                                                    ------------
                                                                       5,074,891
                                                                    ------------
                                                                      14,148,017
                                                                    ------------
Technology - 13.8%
Data Processing - 9.1%
Apple Computer, Inc.(a)                                   25,800       1,024,518
Arrow Electronics, Inc.(a)                                 7,600         212,420
Avnet, Inc.(a)                                             3,700          77,404
Dell, Inc.(a)                                             36,100       1,440,029
Electronic Arts, Inc.(a)                                  18,700         982,498
Electronic Data Systems Corp.                             14,500         285,650
Google, Inc. Cl.A(a)                                       4,800       1,336,320
Hewlett-Packard Co.                                       26,400         594,264
Ingram Micro, Inc. Cl.A(a)                                 7,000         110,670
Microsoft Corp.                                           59,300       1,529,940
Network Appliance, Inc.(a)                                13,100         376,756
Sanmina-SCI Corp.(a)                                      37,000         189,810
Solectron Corp.(a)                                        74,600         272,290
Tech Data Corp.(a)                                         4,000         143,600
                                                                    ------------
                                                                       8,576,169
                                                                    ------------
Electrical & Electronics - 4.5%
ADC Telecommunications, Inc.(a)                            4,929          89,503
Broadcom Corp. Cl.A(a)                                    19,100         677,859
Corning, Inc.(a)                                          64,600       1,012,928
Juniper Networks, Inc.(a)                                 34,300         879,452
QUALCOMM, Inc.                                            33,600       1,251,936
Tellabs, Inc.(a)                                          36,000         295,920
                                                                    ------------
                                                                       4,207,598
                                                                    ------------

Electronic Components & Instruments - 0.2%
Symantec Corp.(a)                                          6,900         156,009
                                                                    ------------
                                                                      12,939,776
                                                                    ------------
Consumer Cyclical - 10.2%
Broadcasting & Publishing - 3.6%
Comcast Corp. Cl.A Special(a)                             10,600         335,384
The E.W. Scripps Co. Cl.A                                 11,500         587,650
Time Warner, Inc.(a)                                      52,600         915,240
Yahoo!, Inc.(a)                                           42,600       1,584,720
                                                                    ------------
                                                                       3,422,994
                                                                    ------------
Business & Public Services - 0.3%
The Interpublic Group of Cos., Inc.(a)                    20,000         246,800
                                                                    ------------
Leisure & Tourism - 1.0%
McDonald's Corp.                                          12,300         380,562
Starbucks Corp.(a)                                        10,200         558,450
                                                                    ------------
                                                                         939,012
                                                                    ------------
Merchandising - 4.8%
eBay, Inc.(a)                                             32,600       1,239,126
Lowe's Cos., Inc.                                         14,020         802,084
Office Depot, Inc.(a)                                     29,500         581,740
Target Corp.                                              28,250       1,517,025
Whole Foods Market, Inc.                                   3,000         356,940
                                                                    ------------
                                                                       4,496,915
                                                                    ------------
Textiles & Apparel - 0.5%
Jones Apparel Group, Inc.                                 10,000         319,100
V. F. Corp.                                                2,400         135,432
                                                                    ------------
                                                                         454,532
                                                                    ------------
                                                                       9,560,253
                                                                    ------------
Medical - 6.0%
Health & Personal Care - 6.0%
Amgen, Inc.(a)                                            10,700         669,606
Avon Products, Inc.                                       16,900         671,606
Bristol-Myers Squibb Co.                                   9,600         243,456
Eli Lilly & Co.                                           11,200         652,960
Genentech, Inc.(a)                                         9,600         760,800
Gilead Sciences, Inc.(a)                                   3,900         159,120
HCA, Inc.                                                  9,700         523,800
Medco Health Solutions, Inc.(a)                            8,700         435,000
St. Jude Medical, Inc.(a)                                 23,000         922,760
Zimmer Holdings, Inc.(a)                                   8,300         635,614
                                                                    ------------
                                                                       5,674,722
                                                                    ------------
Capital Equipment - 5.7%
Aerospace & Defense - 0.8%
Goodrich Corp.                                             6,100         255,346
The Boeing Co.                                             7,000         447,300
                                                                    ------------
                                                                         702,646
                                                                    ------------
Automobiles - 0.4%
BorgWarner, Inc.                                           4,600         245,916
Cooper Tire & Rubber Co.                                   2,200          41,888
Lear Corp.                                                 3,500         131,950
                                                                    ------------
                                                                         419,754
                                                                    ------------
Industrial Components - 0.5%
Eaton Corp.                                                7,700         460,845
                                                                    ------------
Multi-Industry - 4.0%
Cooper Industries, Ltd. Cl.A                               6,400         441,216
General Electric Co.                                      70,310       2,564,909
Hubbell, Inc. Cl.B                                         8,300         377,152
Textron, Inc.                                              4,700         363,263
                                                                    ------------
                                                                       3,746,540
                                                                    ------------
                                                                       5,329,785
                                                                    ------------

Consumer Staples - 3.7%
Beverages & Tobacco - 1.3%
Altria Group, Inc.                                         8,200         550,548
PepsiCo, Inc.                                             12,400         698,120
                                                                    ------------
                                                                       1,248,668
                                                                    ------------
Food & Household Products - 2.4%
Safeway, Inc.(a)                                          15,100         332,351
SUPERVALU, Inc.                                            2,800          91,728
The Kroger Co.(a)                                         17,100         286,767
The Procter & Gamble Co.                                  28,400       1,566,260
                                                                    ------------
                                                                       2,277,106
                                                                    ------------
                                                                       3,525,774
                                                                    ------------
Energy - 3.7%
Energy Equipment & Services - 0.7%
Halliburton Co.                                           15,400         658,196
                                                                    ------------
Energy Sources - 3.0%
ChevronTexaco Corp.                                       14,000         752,920
ConocoPhillips                                             8,500         916,640
Occidental Petroleum Corp.                                11,300         826,143
Valero Energy Corp.                                        5,000         343,100
                                                                    ------------
                                                                       2,838,803
                                                                    ------------
                                                                       3,496,999
                                                                    ------------
Utilities - 1.2%
Electric & Gas - 1.2%
American Electric Power Co., Inc.                         10,500         374,745
Constellation Energy Group, Inc.                           3,500         187,075
Entergy Corp.                                              3,100         222,673
Sempra Energy                                              3,000         119,010
Wisconsin Energy Corp.                                     5,700         206,910
                                                                    ------------
                                                                       1,110,413
                                                                    ------------
Transportation - 1.0%
Transportation- Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.                         2,800         138,376
CSX Corp.                                                 13,300         553,014
Norfolk Southern Corp.                                     7,800         248,976
                                                                    ------------
                                                                         940,366
                                                                    ------------
Industrial Commodities - 0.8%
Forest & Paper - 0.6%
Georgia-Pacific Corp.                                      5,300         175,642
Kimberly-Clark Corp.                                       5,200         334,516
Smurfit-Stone Container Corp.(a)                           9,500         103,265
                                                                    ------------
                                                                         613,423
                                                                    ------------
Metal - Nonferrous - 0.2%
Alcoa, Inc.                                                6,300         170,730
                                                                    ------------
                                                                         784,153
                                                                    ------------
Construction & Housing - 0.8%
Building Materials - 0.4%
Masco Corp.                                               12,200         390,644
                                                                    ------------
Construction & Housing - 0.4%
Pulte Homes, Inc.                                          4,500         344,025
                                                                    ------------
                                                                         734,669
                                                                    ------------
Telecommunications - 0.7%
Sprint Corp.                                              29,300         694,117
                                                                    ------------
Total United States Investments
(cost $53,073,988)                                                    58,939,044
                                                                    ------------
Foreign Investments - 32.3%

Australia - 0.5%
Aristocrat Leisure, Ltd.                                   5,772          45,505
Coles Myer, Ltd.                                          17,983         123,579
Rinker Group, Ltd.                                        25,171         233,711
Westpac Banking Corp.                                      4,214          62,477
                                                                    ------------
                                                                         465,272
                                                                    ------------

Belgium - 0.3%
Delhaize Group                                             4,900         289,155
                                                                    ------------
Bermuda - 1.4%
Marvell Technology Group, Ltd.(a)                         18,700         765,952
Nabors Industries, Ltd.(a)                                10,400         573,144
                                                                    ------------
                                                                       1,339,096
                                                                    ------------
Brazil - 0.3%
Petroleo Brasileiro, SA (ADR)                              6,400         271,340
Votorantim Celulose e Papel, SA (ADR)                      4,000          47,960
                                                                    ------------
                                                                         319,300
                                                                    ------------
Canada - 0.9%
Alcan, Inc.                                                6,800         204,780
Bank of Nova Scotia                                        8,200         259,680
Manulife Financial Corp.                                   6,100         280,264
Research In Motion, Ltd.(a)                                1,600         132,512
                                                                    ------------
                                                                         877,236
                                                                    ------------
Cayman Islands - 0.3%
Noble Corp.                                                4,300         243,466
                                                                    ------------
China - 0.1%
China Petroleum & Chemical Corp. Cl.H                    283,000         103,207
                                                                    ------------
France - 4.0%
Air Liquide, SA                                              706         122,707
Arcelor                                                   17,100         340,020
Assurances Generales de France                             5,100         409,068
BNP Paribas, SA                                            3,165         212,766
CapGemini, SA(a)                                           3,388         108,084
Credit Agricole, SA                                        7,160         185,662
Essilor International, SA                                  1,437          98,484
Groupe Danone                                              3,146         289,041
Renault, SA                                                5,911         505,702
Sanofi-Synthelabo, SA                                      7,231         650,704
Schneider Electric, SA                                       856          62,936
Societe Generale                                           1,700         167,042
Total, SA                                                  1,955         434,754
Vinci, SA                                                  2,168         162,326
                                                                    ------------
                                                                       3,749,296
                                                                    ------------
Germany - 1.5%
Continental AG                                             4,900         346,529
HeidelbergCement AG                                        2,476         158,649
MAN AG                                                     4,000         176,508
Muenchener Rueckversicherungs-Gesellschaft AG              2,800         305,692
Porsche AG pfd.                                              137          95,188
Premiere AG(a)                                             1,636          57,033
SAP AG                                                     1,602         264,017
                                                                    ------------
                                                                       1,403,616
                                                                    ------------
Hong Kong - 0.4%
Esprit Holdings, Ltd.                                     46,000         328,598
Li & Fung, Ltd.                                           38,000          73,012
                                                                    ------------
                                                                         401,610
                                                                    ------------
Hungary - 0.2%
MOL Magyar Olaj-es Gazipari Rt.                            2,200         163,590
                                                                    ------------
India - 0.1%
Infosys Technologies, Ltd.                                 1,055          54,261
                                                                    ------------
Ireland - 0.8%
Allied Irish Banks PLC                                     9,689         201,990
Anglo Irish Bank Corp. PLC                                15,158         179,475
CRH PLC                                                   11,467         291,339
Depfa Bank PLC                                             6,500         104,180
                                                                    ------------
                                                                         776,984
                                                                    ------------
Israel - 0.9%
Bank Hapoalim, Ltd.                                       36,000         126,392
Teva Pharmaceutical Industries, Ltd. (ADR)                22,900         764,173
                                                                    ------------
                                                                         890,565
                                                                    ------------

Italy - 0.6%
Eni SpA                                                   20,577         526,980
                                                                    ------------
Japan - 5.0%
Aeon Credit Service Co., Ltd.                              2,400         152,601
Aiful Corp.                                                2,950         216,476
Astellas Pharma, Inc.                                      3,200         113,941
Canon, Inc.                                               12,800         692,163
Daito Trust Construction Co., Ltd.                         3,400         127,738
Denso Corp.                                                8,600         195,025
Honda Motor Co., Ltd.                                     10,900         536,494
Hoya Corp.                                                 3,600         400,786
Japan Tobacco, Inc.                                           24         313,321
JFE Holdings, Inc.                                        12,700         318,220
Keyence Corp.                                              1,100         240,327
Mitsubishi Corp.                                          18,800         248,128
Mitsubishi Tokyo Financial Group, Inc.                        22         181,823
Nissan Motor Co., Ltd.                                    12,800         125,445
Nitto Denko Corp.                                          3,000         167,988
Promise Co., Ltd.                                          2,000         124,223
Sumitomo Mitsui Financial Group, Inc.                         59         381,251
UFJ Holdings, Inc.(a)                                         33         166,445
                                                                    ------------
                                                                       4,702,395
                                                                    ------------
Mexico - 0.3%
America Movil SA de CV (ADR)                               3,700         209,716
Grupo Televisa, SA (ADR)                                   1,600          96,000
                                                                    ------------
                                                                         305,716
                                                                    ------------
Netherlands - 1.0%
European Aeronautic Defence & Space Co.                    8,380         247,712
ING Groep NV                                              26,282         727,199
                                                                    ------------
                                                                         974,911
                                                                    ------------
Norway - 0.1%
Norsk Hydro ASA                                            1,191          96,527
                                                                    ------------
Panama - 0.5%
Carnival Corp.                                             8,900         470,810
                                                                    ------------
Russia - 0.1%
Mobile TeleSystems (ADR)                                   1,500          52,650
                                                                    ------------
Singapore - 0.4%
Flextronics International, Ltd.(a)                        10,600         135,468
Singapore Telecommunications, Ltd.                       178,150         277,630
                                                                    ------------
                                                                         413,098
                                                                    ------------
South Korea - 1.1%
Hyundai Motor Co., Ltd.                                    2,800         156,594
Kookmin Bank                                               3,700         162,245
POSCO                                                      2,000         356,477
Samsung Electronics Co., Ltd. (GDR)(b)                       443         106,541
Samsung Electronics Co., Ltd.                                300         144,735
Shinhan Financial Group Co., Ltd.                          5,800         147,974
                                                                    ------------
                                                                       1,074,566
                                                                    ------------
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria, SA                       14,235         223,212
Endesa, SA                                                12,900         280,754
Gestevision Telecino, SA(a)                                4,370         101,327
Inditex, SA                                                7,047         199,751
Repsol YPF, SA                                            10,700         267,576
                                                                    ------------
                                                                       1,072,620
                                                                    ------------
Sweden - 0.2%
Svenska Cellulosa AB Cl.B                                  4,200         142,986
                                                                    ------------
Switzerland - 3.4%
Alcon, Inc.                                               10,900       1,114,743
Compagnie Financiere Richemont AG Cl.A                     8,103         246,697
Credit Suisse Group                                       13,902         556,136
Nobel Biocare Holding AG                                     935         186,400
Novartis AG                                                6,507         317,649
Roche Holdings AG                                          2,741         345,258
Synthes, Inc.                                                669          73,390
UBS AG                                                     4,272         329,933
                                                                    ------------
                                                                       3,170,206
                                                                    ------------

                                                       Shares or
                                                       Principal
                                                        Amount
                                                         (000)

Taiwan - 0.9%
Asustek Computer, Inc.                                    40,000         110,072
Compal Electronics, Inc. (GDR)(a)(b)                      44,150         211,920
Hon Hai Precision Industry Co., Ltd. (GDR)(b)             21,000         217,350
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)        32,710         301,259
                                                                    ------------
                                                                         840,601
                                                                    ------------
Thailand - 0.2%
PTT Public Co., Ltd.                                      29,100         141,095
                                                                    ------------
United Kingdom - 5.7%
Aviva PLC                                                 23,359         261,347
BHP Billiton PLC                                           5,299          64,050
BP PLC                                                    33,300         333,989
Capita Group PLC                                          22,876         159,418
Carnival PLC                                               4,762         260,704
Enterprise Inns PLC                                        9,452         133,423
George Wimpey PLC                                          9,100          70,470
GlaxoSmithKline PLC                                        8,800         217,800
GUS PLC                                                   11,932         183,728
HBOS PLC                                                  19,100         277,819
InterContinental Hotels Group PLC(a)                       5,089          58,951
O2(a)                                                     14,801          34,291
Reckitt Benckiser PLC                                     12,065         368,375
Royal Bank of Scotland Group PLC                          23,633         693,472
SABMiller PLC                                             14,189         217,894
Smith & Nephew PLC                                        18,605         183,774
Standard Chartered PLC                                     6,653         120,432
Tate & Lyle PLC                                           12,400         106,694
Taylor Woodrow PLC                                        21,200         122,040
Tesco PLC                                                 80,237         456,801
Vodafone Group PLC                                       119,000         299,586
Whitbread PLC                                              6,600         108,974
WPP Group PLC                                             29,692         316,468
Xstrata PLC                                               15,000         268,878
                                                                    ------------
                                                                       5,319,378
                                                                    ------------
Total Foreign Investments
(cost $26,756,109)                                                    30,381,193
                                                                    ------------
Total Common Stocks & Other Investments
(cost $79,830,097)                                                    89,320,237
                                                                    ------------

SHORT-TERM INVESTMENT-3.1%

Time Deposit - 3.1%
State Street Euro Dollar
2.35%, 6/01/05
(cost $2,915,000)                                       $  2,915       2,915,000
                                                                    ------------
Total Investments - 98.0%
(cost $82,745,097)                                                    92,235,237
Other assets less liabilities (c)- 2.0%                                1,897,427
                                                                    ------------
Net Assets - 100%                                                   $ 94,132,664
                                                                    ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                           Value at
                    Number of    Expiration    Original     May 31,     Unrealized
   Type             Contracts      Month         Value       2005      Appreciation
-----------------------------------------------------------------------------------
Euro Stoxx 50           3        June 2005     $106,504    $114,072       $7,568

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate market value of these securities amounted to $535,811 or 0.6% of net assets.
(c) The amount of U.S. $8,521 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2005.

      Glossary of Terms:

      ADR  - American Depositary Receipt
      GDR  - Global Depositary Receipt
      pfd. - Preferred Stock

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $94.1

SECTOR BREAKDOWN *

     23.5% Finance
     18.4% Technology
     13.3% Consumer Cyclical
     10.6% Medical
      8.4% Capital Equipment
      7.2% Energy
      6.0% Consumer Staples
      3.1% Industrial Commodities
      2.1% Construction & Housing
      1.8% Telecommunications
      1.5% Utilities
      1.0% Transportation

      3.1% Short-Term

* All data is as of May 31, 2005. The Strategy's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ALLIANCEBERNSTEIN TAX MANAGED BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                                               Principal     U.S. $ Value
MUNICIPAL BONDS-54.6%

Alabama - 2.3%
Alabama Public School & College Authority (Campus Improvement & Economic
Development), Series 03 FGIC 5.00%, 12/01/21                                           $  1,700    $   1,810,075
Jefferson County Sewer Revenue (Capital Improvement Warrants), Series 99A FGIC
5.375%, 2/01/36                                                                             800          873,136
Prerefunded 2/01/09 @ 101
5.00%, 2/01/33                                                                            1,345        1,450,596
Series 02 Prerefunded 8/01/12 @ 100
5.00%, 2/01/41                                                                            1,100        1,207,316
                                                                                                   --------------
                                                                                                       5,341,123
                                                                                                   --------------
Alaska - 0.7%
Valdez Marine Terminal Revenue (BP Pipelines, Inc. Project), Series 03A
2.98%, 6/01/37                                                                            1,650        1,650,000
                                                                                                   --------------
Arizona - 0.4%
Gilbert Water Resource Municipal Property (Wastewater System & Utility),
Series 04 4.90%, 4/01/19                                                                    710          715,183
Pima County Industrial Development Authority Education Revenue (Horizon Community
Learning Center), Series 05 4.45%, 6/01/14                                                  100          100,562
                                                                                                   --------------
                                                                                                         815,745
                                                                                                   --------------
Arkansas - 2.0%
Hot Springs Sales & Use Tax, Series 01
4.125%, 7/01/08                                                                           1,275        1,318,363
Springdale Sales & Use Tax Revenue, Series 04 MBIA
4.00%, 7/01/16                                                                            3,215        3,266,472
                                                                                                   --------------
                                                                                                       4,584,835
                                                                                                   --------------
California - 4.3%
California Department of Water Resources (Center VY Project), Series 03Y FGIC
5.25%, 12/01/19                                                                           1,525        1,679,528
California Economic Recovery, Series 04A
5.00%, 7/01/09                                                                              700          751,114
Series 04A
5.25%, 1/01/10                                                                            2,765        3,014,348
California GO, Series 03
4.00%, 2/01/08                                                                              450          460,602
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
Series 04F 2.30%, 4/01/33                                                                   500          492,170
Series 04E
3.875%, 4/01/32                                                                             280          284,740
Santa Margarita/Dana Point Authority Revenue, Series 04A AMBAC
5.00%, 8/01/20                                                                            2,760        2,996,284
Upland Community Redevelopment Agency Tax Allocation (Magnolia Redevelopment
Project), Series 04 3.90%, 11/01/09                                                         235          231,717
                                                                                                   --------------
                                                                                                       9,910,503
                                                                                                   --------------
Colorado - 2.1%
Jefferson County School District No. R001, Series 04 FSA
5.00%, 12/15/24                                                                           1,000        1,074,500
Mesa County Valley School District No. 051 Grand Junction, Series 04A MBIA
5.00%, 12/01/23                                                                           1,000        1,075,900
Regional Transportation District COP (Transit Vehicles), Series 02A AMBAC
2.30%, 12/01/22                                                                           2,400        2,366,328
Todd Creek Farms Metropolitan District No. 1 Water Revenue (Refunding &
Improvement), Series 04 5.60%, 12/01/14                                                     260          259,810
                                                                                                   --------------
                                                                                                       4,776,538
                                                                                                   --------------
Connecticut - 1.5%
Connecticut GO, Series 03G MBIA
5.00%, 3/15/10                                                                            1,500        1,627,815
Connecticut State Development Authority PCR, Series 96 AMBAC AMT
3.35%, 5/01/31                                                                            1,730        1,720,779
                                                                                                   --------------
                                                                                                       3,348,594
                                                                                                   --------------
District of Columbia - 0.7%
District of Columbia GO, Series 03A MBIA
5.50%, 6/01/10                                                                            1,480        1,635,962
                                                                                                   --------------
Florida - 3.2%
Dade County School District, Series 94 MBIA
5.00%, 8/01/12                                                                            1,100        1,213,190
Fishhawk CDD, Series 04B
5.125%, 11/01/09                                                                            280          282,590
Florida Board of Education (Public Education), Series 03B
5.00%, 6/01/09                                                                            1,340        1,439,133
Hammock Bay CDD, Series 04B
5.375%, 5/01/11                                                                             225          226,636

Heritage Isle at Viera CDD, Series 04B
5.00%, 11/01/09                                                                             275          276,463
Huntington CDD Special Assessment, Series 04B
5.00%, 5/01/09                                                                              300          301,572
Live Oak CDD No. 001, Series 03B
5.30%, 5/01/08                                                                               85           86,092
Meadow Pointe III CDD, Series 04B
5.00%, 5/01/09                                                                              260          262,127
Meadow Woods CDD, Series 04B
5.25%, 5/01/11                                                                              100          100,756
Midtown Miami Florida CDD, Series 04A
6.00%, 5/01/24                                                                              280          295,302
Monterra CDD Revenue, Series 05 BANS
5.00%, 6/01/06                                                                              120          119,972
Overoaks CDD, Series 04B
5.125%, 5/01/09                                                                             200          201,994
Parkway Center CDD, Series 04B
5.625%, 5/01/14                                                                             200          205,778
Seacoast Utility Authority (Water & Sewer Utility Systems), Series 01 FGIC
5.25%, 3/01/10                                                                            1,210        1,323,341
South Bay Community Development District Capital Improvement Revenue Series 05B-2
5.375%, 5/01/13                                                                             100          101,752
The Quarry CDD BANS, Series 04
5.00%, 11/01/05                                                                             290          290,348
Villages of Westport CDD Improvement Revenue, Series 05A
5.125%, 5/01/15                                                                             265          268,893
West Villages Improvement District Revenue BANS (Unit of Development No. 2)
Series 05 5.00%, 2/01/06                                                                    270          268,696
                                                                                                   --------------
                                                                                                       7,264,635
                                                                                                   --------------
Georgia - 0.1%
Cobb County Development Authority SWDR (Georgia Waste Management Project),
Series 04A 3.10%, 4/01/33                                                                   185          182,697
                                                                                                   --------------
Hawaii - 0.8%
Hawaii GO Series 02CY FSA
5.25%, 2/01/09                                                                            1,800        1,936,764
                                                                                                   --------------
Illinois - 1.1%
Chicago GO (Emergency Telephone System), Series 99 FGIC
5.00%, 1/01/09                                                                            1,135        1,207,470
Series 05A FSA
5.00%, 1/01/22                                                                            1,190        1,278,000
Pingree Grove Village Special Service Area No. 1 Special Tax (Cambridge Lakes
Project), Series 05-1 5.25%, 3/01/15                                                        100          101,221
                                                                                                   --------------
                                                                                                       2,586,691
                                                                                                   --------------
Indiana - 0.7%
Elkhart County (Corrections Complex), Series 04 MBIA
5.25%, 12/01/21                                                                           1,215        1,335,528
Rockport PCR (Indiana Michigan Power Co. Project), Series 03C
2.625%, 4/01/25                                                                             220          217,912
                                                                                                   --------------
                                                                                                       1,553,440
                                                                                                   --------------
Kentucky - 0.6%
Kentucky Property & Buildings Community Revenue (Project No. 74), Series 02
5.375%, 2/01/08                                                                           1,265        1,342,241
                                                                                                   --------------
Maine - 0.2%
Maine State Housing Authority General Housing Revenue (Draw Down), Series 04A
3.66%, 1/01/10                                                                              437          437,000
                                                                                                   --------------
Maryland - 0.3%
Tax Exempt Municipal Infrastructure, Series 04A
3.80%, 5/01/08(a)                                                                           615          618,186
                                                                                                   --------------
Massachusetts - 4.3%
Massachusetts GO,
Series 00A
2.98%, 12/01/30                                                                           2,000        2,000,000
Series 00B Prerefunded 6/01/10 @ 100
5.75%, 6/01/12                                                                            1,500        1,684,830
Series 02A MBIA
5.50%, 2/01/09                                                                            2,735        2,969,280
Series 03A
5.375%, 8/01/08                                                                           1,075        1,150,067
Route 3 North Transportation Improvement Association, Series 00 MBIA
5.375%, 6/15/33                                                                           1,925        2,127,626
                                                                                                   --------------
                                                                                                       9,931,803
                                                                                                   --------------
Minnesota - 1.4%
Minneapolis School District No. 001, Series 97
5.00%, 2/01/14                                                                            1,000        1,014,210
Minnesota State Housing Finance Agency Residential Housing, Series 03L-2
2.35%, 1/01/31                                                                            2,350        2,305,162
                                                                                                   --------------
                                                                                                       3,319,372
                                                                                                   --------------

Mississippi - 1.1%
Jackson County Port Facility Revenue (Chevron USA Inc. Project), Series 93
2.98%, 6/01/23                                                                            2,500        2,500,000
                                                                                                   --------------
Nevada - 2.2%
Clark County PCR, Series 00C AMT
3.25%, 6/01/31                                                                              335          327,121
Henderson Local Improvement Districts No. T-16, Series 05
4.75%, 3/01/13                                                                               35           35,272
Las Vegas Local Improvement Bonds (District No. 607), Series 04
5.35%, 6/01/12                                                                              250          257,987
Nevada GO (Capital Improvement), Series 05A
5.00%, 2/01/12                                                                            4,100        4,500,693
                                                                                                   --------------
                                                                                                       5,121,073
                                                                                                   --------------
New Jersey - 2.4%
New Jersey Economic Development Authority (Cigarette Tax), Series 04
5.00%, 6/15/07                                                                              600          619,776
(Cigarette Tax), Series 04 FSA
5.00%, 6/15/10                                                                              830          893,736
Series 01A MBIA
5.00%, 7/01/11                                                                            1,645        1,801,620
New Jersey GO, Series 05M AMBAC
5.25%, 7/15/11                                                                            2,000        2,220,200
                                                                                                   --------------
                                                                                                       5,535,332
                                                                                                   --------------
New York - 4.2%
New York City GO Series 04B
5.00%, 8/01/12                                                                            1,315        1,431,969
Series 04G
5.00%, 8/01/08                                                                              565          597,064
Series 04H
5.00%, 8/01/11                                                                            1,645        1,785,351
New York City Transitional Finance Authority, Subseries 02-2F
2.95%, 11/01/22                                                                             500          500,000
New York Thruway Authority Service Contract Revenue (Local Highway & Bridge)
Series 63A 5.00%, 3/15/09                                                                   850          906,882
New York Tobacco Settlement Financing Corp., Series 03C-1
5.25%, 6/01/13                                                                              815          861,871
Port Authority New York & New Jersey Special Obligation Revenue (Versatile
Structure Obligation), Series 96-4 2.98%, 4/01/24                                         3,500        3,500,000
                                                                                                   --------------
                                                                                                       9,583,137
                                                                                                   --------------
North Carolina - 0.2%
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series 93 ACA
5.50%, 1/01/10                                                                              385          417,637
                                                                                                   --------------
Ohio - 0.6%
Cleveland Municipal School District, Series 04 FSA
5.25%, 12/01/19                                                                           1,000        1,112,010
Port Authority of Columbiana County Solid Waste Facility Revenue (Liberty Waste
Transportation LLC Project), Series 04A 7.00%, 8/01/21                                      300          304,791
                                                                                                   --------------
                                                                                                       1,416,801
                                                                                                   --------------
Oklahoma - 1.6%
Tulsa County Industrial Authority (First Mortgage Montercau), Series 02A
2.98%, 7/01/32                                                                            1,135        1,135,000
(Capital Improvement) Series 05B FSA
5.00%, 5/15/06                                                                            2,500        2,552,350
                                                                                                   --------------
                                                                                                       3,687,350
                                                                                                   --------------
Oregon - 0.7%
Oregon Department of Transportation (Regional Light Rail Extension-Westside) AMBAC
5.00%, 6/01/09                                                                            1,515        1,628,261
                                                                                                   --------------
Pennsylvania - 1.6%
Allegheny County Airport Revenue (Pittsburgh Int'l Airport), Series 97 MBIA AMT
5.75%, 1/01/06                                                                              650          658,794
Allegheny County Redevelopment Authority Revenue (Pittsburgh Mills Project)
Series 04 5.10%, 7/01/14                                                                    280          290,850
Beaver County IDA PCR (Cleveland Electric Project), Series 98
3.75%, 10/01/30                                                                             280          279,902
Montgomery County IDA (Whitemarsh Continuous Care Project), Series 05
6.00%, 2/01/21                                                                              265          275,351
Philadelphia GO, Series 03A XLCA
5.00%, 2/15/11                                                                            2,000        2,179,600
                                                                                                   --------------
                                                                                                       3,684,497
                                                                                                   --------------
Rhode Island - 0.1%
Rhode Island Industrial Facilities Corporation SWDR (Waste Management, Inc.
Project), Series 04A AMT 2.75%, 4/01/16                                                     200          198,428
                                                                                                   --------------
South Carolina - 3.8%
Richland County School District No. 001, Series 03 FSA SCSDE
4.75%, 3/01/09                                                                            1,130        1,201,563
South Carolina Public Service Authority Series 05B MBIA WI
5.00%, 1/01/11                                                                            3,515        3,789,767
Series 05A FGIC WI
5.25%, 1/01/20                                                                            1,000        1,092,700

Western Carolina Regional Sewer Authority Sewer System Revenue, Series 05B FSA
5.00%, 3/01/12                                                                            1,000        1,103,900
York County School District No. 003 (Rock Hill School District), Series 03 SCSDE
5.00%, 3/01/10                                                                            1,335        1,447,888
                                                                                                   --------------
                                                                                                       8,635,818
                                                                                                   --------------
Texas - 5.2%
Brazos River Authority PCR (Electric Co.), Series 95B AMT
5.00%, 6/01/30                                                                              230          233,432
Gulf Coast Waste Disposal Authority (BP Amoco Chemical Project) Series 03B
3.04%, 9/01/38                                                                              900          900,000
Series 03D
3.20%, 4/01/12                                                                              190          189,557
Houston GO, Series 02 MBIA
5.00%, 3/01/09                                                                            2,750        2,932,243
Katy Development Authority (Metro Contract), Series 99A
5.75%, 6/01/09                                                                              440          461,705
North Texas Tollway Authority (Dallas North Thruway Systems) Revenue, Series 03C
5.00%, 1/01/07                                                                              940          970,353
Red River Education Finance Revenue (Parish Day School Project), Series 01A
3.10%, 12/01/31                                                                           1,400        1,404,018
San Antonio Electric & Gas, Series 01
5.25%, 2/01/09                                                                            1,600        1,718,704
Texas Public Finance Authority Revenue (Unemployment Compensation Assessment),
Series 03A FSA 5.00%, 6/15/08                                                             1,500        1,588,140
Texas Tech University Revenues, Series 96 AMBAC
6.00%, 2/15/06                                                                            1,570        1,604,838
                                                                                                   --------------
                                                                                                      12,002,990
                                                                                                   --------------
Utah - 0.6%
Alpine School District, Series 02
5.00%, 3/15/11                                                                            1,340        1,464,888
                                                                                                   --------------
Washington - 2.6%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue,
Series 05A AMBAC 5.00%, 11/01/26                                                          2,085        2,231,242
Seattle Municipal Light & Power Revenue Series 01
5.50%, 3/01/08                                                                            1,300        1,386,359
Series 01 FSA
5.50%, 3/01/09                                                                            1,000        1,086,020
Washington Public Power Supply System (Nuclear Project No. 2), Series 98A
5.75%, 7/01/09                                                                            1,100        1,207,734
                                                                                                   --------------
                                                                                                       5,911,355
                                                                                                   --------------
Wisconsin - 1.0%
Wisconsin Transportation Revenue, Series 05A FSA
5.00%, 7/01/24                                                                            2,040        2,185,044
                                                                                                   --------------
Total Municipal Bonds
(cost $124,792,025)                                                                                  125,208,740
                                                                                                   --------------

                                                                                         Shares     U.S. $ Value
COMMON STOCKS & OTHER INVESTMENTS-47.1%

United States Investments - 31.4%

Finance - 7.4%
Banking - 3.1%
Bank of America Corp.                                                                    18,862          873,688
Citigroup, Inc.                                                                          52,100        2,454,431
Fannie Mae                                                                               15,700          930,068
Freddie Mac                                                                              12,100          786,984
J.P. Morgan Chase & Co.                                                                   9,800          350,350
National City Corp.                                                                      22,100          763,776
SunTrust Banks, Inc.                                                                      7,800          574,158
Wachovia Corp.                                                                            7,700          390,775
                                                                                                   --------------
                                                                                                       7,124,230
                                                                                                   --------------
Financial Services - 1.7%
Franklin Resources, Inc.                                                                  8,000          577,120
Lehman Brothers Holdings, Inc.                                                            6,100          562,420
MBNA Corp.                                                                               37,550          791,929
Merrill Lynch & Co., Inc.                                                                15,500          841,030
The Charles Schwab Corp.                                                                 35,100          398,034
The Goldman Sachs Group, Inc.                                                             7,000          682,500
                                                                                                   --------------
                                                                                                       3,853,033
                                                                                                   --------------
Insurance - 2.6%
AFLAC, Inc.                                                                               4,700          195,285
American International Group, Inc.                                                       21,250        1,180,438
MetLife, Inc.                                                                            13,100          584,260
The Chubb Corp.                                                                           6,800          572,764
The Hartford Financial Services Group, Inc.                                               4,900          366,471
The Progressive Corp.                                                                     3,700          355,459
The St. Paul Travelers Cos., Inc.                                                         7,933          300,502
UnitedHealth Group, Inc.                                                                 26,400        1,282,512

WellPoint, Inc.(b)                                                                        3,400          452,200
XL Capital Ltd. Cl.A                                                                      8,500          639,880
                                                                                                   --------------
                                                                                                       5,929,771
                                                                                                   --------------
                                                                                                      16,907,034
                                                                                                   --------------
Technology - 7.0%
Data Processing - 4.6%
Apple Computer, Inc.(b)                                                                  32,000        1,270,720
Arrow Electronics, Inc.(b)                                                                6,500          181,675
Avnet, Inc.(b)                                                                           14,200          297,064
Dell, Inc.(b)                                                                            43,900        1,751,171
Electronic Arts, Inc.(b)                                                                 22,600        1,187,404
Electronic Data Systems Corp.                                                            18,200          358,540
Google, Inc. Cl.A(b)                                                                      5,900        1,642,560
Hewlett-Packard Co.                                                                      41,700          938,667
Ingram Micro, Inc. Cl.A(b)                                                                6,000           94,860
Microsoft Corp.                                                                          69,500        1,793,100
Network Appliance, Inc.(b)                                                               16,000          460,160
Sanmina-SCI Corp.(b)                                                                     47,600          244,188
Solectron Corp.(b)                                                                       65,400          238,710
Tech Data Corp.(b)                                                                        7,900          283,610
                                                                                                   --------------
                                                                                                      10,742,429
                                                                                                   --------------
Electrical & Electronics - 2.3%
ADC Telecommunications, Inc.(b)                                                           4,629           84,055
Broadcom Corp. Cl.A(b)                                                                   23,300          826,917
Corning, Inc.(b)                                                                         80,100        1,255,968
Juniper Networks, Inc.(b)                                                                47,300        1,212,772
QUALCOMM, Inc.                                                                           40,100        1,494,126
Tellabs, Inc.(b)                                                                         45,400          373,188
                                                                                                   --------------
                                                                                                       5,247,026
                                                                                                   --------------
Electronic Components & Instruments - 0.1%
Symantec Corp.(b)                                                                         9,200          208,012
                                                                                                   --------------
                                                                                                      16,197,467
                                                                                                   --------------
Consumer Cyclical - 5.2%
Broadcasting & Publishing - 1.9%
Comcast Corp. Cl.A Special(b)                                                            16,400          518,896
The E.W. Scripps Co. Cl.A                                                                15,900          812,490
Time Warner, Inc.(b)                                                                     59,800        1,040,520
Yahoo!, Inc.(b)                                                                          51,100        1,900,920
                                                                                                   --------------
                                                                                                       4,272,826
                                                                                                   --------------
Business & Public Services - 0.1%
The Interpublic Group of Cos., Inc.(b)                                                   25,400          313,436
                                                                                                   --------------
Leisure & Tourism - 0.5%
McDonald's Corp.                                                                         16,100          498,134
Starbucks Corp.(b)                                                                       12,400          678,900
                                                                                                   --------------
                                                                                                       1,177,034
                                                                                                   --------------
Merchandising - 2.4%
eBay, Inc.(b)                                                                            40,700        1,547,007
Lowe's Cos., Inc.                                                                        17,400          995,454
Office Depot, Inc.(b)                                                                    36,000          709,920
Target Corp.                                                                             35,800        1,922,460
Whole Foods Market, Inc.                                                                  3,600          428,328
                                                                                                   --------------
                                                                                                       5,603,169
                                                                                                   --------------
Textiles & Apparel - 0.3%
Jones Apparel Group, Inc.                                                                13,500          430,785
V. F. Corp.                                                                               3,300          186,219
                                                                                                   --------------
                                                                                                         617,004
                                                                                                   --------------
                                                                                                      11,983,469
                                                                                                   --------------
Capital Equipment - 2.9%
Aerospace & Defense - 0.4%
Goodrich Corp.                                                                            5,700          238,602
The Boeing Co.                                                                            9,500          607,050
                                                                                                   --------------
                                                                                                         845,652
                                                                                                   --------------
Automobiles - 0.1%
Cooper Tire & Rubber Co.                                                                  4,400           83,776
Lear Corp.                                                                                5,200          196,040
                                                                                                   --------------
                                                                                                         279,816
                                                                                                   --------------
Industrial Components - 0.3%
Eaton Corp.                                                                              11,000          658,350
                                                                                                   --------------
Multi-Industry - 2.1%
Cooper Industries, Ltd. Cl.A                                                              5,800          399,852
General Electric Co.                                                                     89,100        3,250,368
Hubbell, Inc. Cl.B                                                                       10,600          481,664
Parker Hannifin Corp.                                                                     2,500          150,825
Textron, Inc.                                                                             6,500          502,385
                                                                                                   --------------
                                                                                                       4,785,094
                                                                                                   --------------
                                                                                                       6,568,912
                                                                                                   --------------

Medical - 2.8%
Health & Personal Care - 2.8%
Amgen, Inc.(b)                                                                           13,300          832,314
Avon Products, Inc.                                                                      21,400          850,436
Eli Lilly & Co.                                                                          10,200          594,660
Genentech, Inc.(b)                                                                       12,100          958,925
Gilead Sciences, Inc.(b)                                                                  4,900          199,920
HCA, Inc.                                                                                 7,000          378,000
Medco Health Solutions, Inc.(b)                                                          14,300          715,000
St. Jude Medical, Inc.(b)                                                                27,700        1,111,324
Zimmer Holdings, Inc.(b)                                                                 10,150          777,287
                                                                                                   --------------
                                                                                                       6,417,866
                                                                                                   --------------
Energy - 1.9%
Energy Equipment & Services - 0.3%
Halliburton Co.                                                                          19,200          820,608
                                                                                                   --------------
Energy Sources - 1.6%
ChevronTexaco Corp.                                                                      17,000          914,260
ConocoPhillips                                                                           11,300        1,218,592
Occidental Petroleum Corp.                                                               15,100        1,103,961
Valero Energy Corp.                                                                       6,400          439,168
                                                                                                   --------------
                                                                                                       3,675,981
                                                                                                   --------------
                                                                                                       4,496,589
                                                                                                   --------------
Consumer Staples - 1.8%
Beverages & Tobacco - 0.6%
Altria Group, Inc.                                                                        9,000          604,260
PepsiCo, Inc.                                                                            13,300          748,790
                                                                                                   --------------
                                                                                                       1,353,050
                                                                                                   --------------
Food & Household Products - 1.2%
Safeway, Inc.(b)                                                                         13,000          286,130
SUPERVALU, Inc.                                                                           8,200          268,632
The Kroger Co.(b)                                                                        23,500          394,095
The Procter & Gamble Co.                                                                 34,000        1,875,100
                                                                                                   --------------
                                                                                                       2,823,957
                                                                                                   --------------
                                                                                                       4,177,007
                                                                                                   --------------
Utilities - 0.7%
Electric & Gas - 0.7%
American Electric Power Co., Inc.                                                        12,900          460,401
Constellation Energy Group, Inc.                                                         10,200          545,190
Entergy Corp.                                                                             5,500          395,065
Wisconsin Energy Corp.                                                                    7,200          261,360
                                                                                                   --------------
                                                                                                       1,662,016
                                                                                                   --------------
Transportation - 0.5%
Transportation- Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.                                                        5,500          271,810
CSX Corp.                                                                                 2,300           95,634
Norfolk Southern Corp.                                                                   22,700          724,584
                                                                                                   --------------
                                                                                                       1,092,028
                                                                                                   --------------
Industrial Commodities - 0.5%
Forest & Paper - 0.4%
Georgia-Pacific Corp.                                                                    10,400          344,656
International Paper Co.                                                                   3,300          106,293
Kimberly-Clark Corp.                                                                      4,600          295,918
MeadWestvaco Corp.                                                                        7,400          212,232
                                                                                                   --------------
                                                                                                         959,099
                                                                                                   --------------
Metal - Nonferrous - 0.1%
Alcoa, Inc.                                                                               4,400          119,240
                                                                                                   --------------
                                                                                                       1,078,339
                                                                                                   --------------
Construction & Housing - 0.4%
Building Materials - 0.2%
Masco Corp.                                                                              15,000          480,300
                                                                                                   --------------
Construction & Housing - 0.2%
Pulte Homes, Inc.                                                                         5,500          420,475
                                                                                                   --------------
                                                                                                         900,775
                                                                                                   --------------
Telecommunications - 0.3%
Sprint Corp.                                                                             27,000          639,630
                                                                                                   --------------
Total United States Investments
(cost $62,960,936)                                                                                    72,121,132
                                                                                                   --------------
Foreign Investments - 15.7%

Australia - 0.2%
Aristocrat Leisure, Ltd.                                                                  7,091           55,903
Coles Myer, Ltd.                                                                         22,313          153,335
Rinker Group, Ltd.                                                                       28,735          266,803
Westpac Banking Corp.                                                                     5,183           76,844
                                                                                                   --------------
                                                                                                         552,885
                                                                                                   --------------
Belgium - 0.1%
Delhaize Group                                                                            4,700          277,353
                                                                                                   --------------

Bermuda - 0.7%
Marvell Technology Group, Ltd.(b)                                                        22,600          925,696
Nabors Industries, Ltd.(b)                                                               13,300          732,963
                                                                                                   --------------
                                                                                                       1,658,659
                                                                                                   --------------
Brazil - 0.2%
Petroleo Brasileiro, SA (ADR)                                                             7,400          310,060
Votorantim Celulose e Papel, SA (ADR)                                                     7,000           83,930
                                                                                                   --------------
                                                                                                         393,990
                                                                                                   --------------
Canada - 0.5%
Alcan, Inc.                                                                               5,700          171,654
Bank of Nova Scotia                                                                      11,800          373,686
Manulife Financial Corp.                                                                  6,000          275,669
Research In Motion, Ltd.(b)                                                               2,600          215,332
                                                                                                   --------------
                                                                                                       1,036,341
                                                                                                   --------------
Cayman Islands - 0.1%
Noble Corp.                                                                               5,400          305,748
                                                                                                   --------------
China - 0.1%
China Petroleum & Chemical Corp. Cl.H                                                   302,000          110,136
                                                                                                   --------------
France - 1.9%
Air Liquide, SA                                                                             870          151,210
Arcelor                                                                                  20,940          416,376
Assurances Generales de France                                                            6,400          513,340
BNP Paribas, SA                                                                           3,000          201,674
CapGemini, SA(b)                                                                          3,708          118,292
Credit Agricole, SA                                                                       7,500          194,478
Essilor International, SA                                                                 1,808          123,911
Groupe Danone                                                                             3,371          309,713
Renault, SA                                                                               7,115          608,708
Sanofi-Synthelabo, SA                                                                     8,671          780,287
Schneider Electric, SA                                                                    1,113           81,832
Societe Generale                                                                          1,700          167,042
Total, SA                                                                                 2,391          531,712
Vinci, SA                                                                                 2,356          176,402
                                                                                                   --------------
                                                                                                       4,374,977
                                                                                                   --------------
Germany - 0.8%
Continental AG                                                                            6,200          438,465
HeidelbergCement AG                                                                       3,661          234,577
MAN AG                                                                                    4,500          198,572
Muenchener Rueckersicherungs-Gesellschaft AG                                              3,000          327,527
Porsche AG pfd.                                                                             169          117,421
Premiere AG(b)                                                                            2,002           69,793
SAP AG                                                                                    1,971          324,830
                                                                                                   --------------
                                                                                                       1,711,185
                                                                                                   --------------
Hong Kong - 0.2%
Esprit Holdings, Ltd.                                                                    56,000          400,033
Li & Fung, Ltd.                                                                          38,000           73,012
                                                                                                   --------------
                                                                                                         473,045
                                                                                                   --------------
Hungary - 0.1%
MOL Magyar Olaj-es Gazipari Rt.                                                           2,300          171,026
                                                                                                   --------------
India - 0.0%
Infosys Technologies, Ltd.                                                                1,354           69,639
                                                                                                   --------------
Ireland - 0.4%
Allied Irish Banks PLC                                                                   11,329          236,179
Anglo Irish Bank Corp. PLC                                                               18,670          221,058
CRH PLC                                                                                  13,791          350,385
Depfa Bank PLC                                                                            7,400          118,605
                                                                                                   --------------
                                                                                                         926,227
                                                                                                   --------------
Israel - 0.5%
Bank Hapoalim, Ltd.                                                                      52,400          183,970
Teva Pharmaceutical Industries, Ltd. (ADR)                                               27,400          914,338
                                                                                                   --------------
                                                                                                       1,098,308
                                                                                                   --------------
Italy - 0.3%
Eni SpA                                                                                  26,263          672,599
                                                                                                   --------------
Japan - 2.4%
Aeon Credit Service Co., Ltd.                                                             2,600          165,317
Aiful Corp.                                                                               3,900          286,189
Astellas Pharma, Inc.                                                                     3,900          138,865
Canon, Inc.                                                                              15,900          859,796
Daito Trust Construction Co., Ltd.                                                        4,100          154,037
Denso Corp.                                                                               9,400          213,167
Honda Motor Co., Ltd.                                                                    12,700          625,090
Hoya Corp.                                                                                4,300          478,717
Japan Tobacco, Inc.                                                                          19          248,046
JFE Holdings, Inc.                                                                       11,200          280,635
Keyence Corp.                                                                             1,400          305,870
Mitsubishi Corp.                                                                         23,600          311,480
Mitsubishi Tokyo Financial Group, Inc.                                                       26          214,881
Nissan Motor Co., Ltd.                                                                   15,500          151,905
Nitto Denko Corp.                                                                         3,600          201,586

ORIX Corp.                                                                                  300           43,180
Promise Co., Ltd.                                                                         2,450          152,173
Sumitomo Mitsui Financial Group, Inc.                                                        60          387,714
UFJ Holdings, Inc.(b)                                                                        37          186,620
                                                                                                   --------------
                                                                                                       5,405,268
                                                                                                   --------------
Mexico - 0.2%
America Movil SA de CV (ADR)                                                              4,700          266,396
Grupo Televisa, SA (ADR)                                                                  2,100          126,000
                                                                                                   --------------
                                                                                                         392,396
                                                                                                   --------------
Netherlands - 0.4%
European Aeronautic Defence & Space Co.                                                   5,420          160,215
ING Groep NV                                                                             27,363          757,109
                                                                                                   --------------
                                                                                                         917,324
                                                                                                   --------------
Norway - 0.0%
Norsk Hydro ASA                                                                             195           15,804
                                                                                                   --------------
Panama - 0.2%
Carnival Corp.                                                                           10,650          563,385
                                                                                                   --------------
Russia - 0.0%
Mobile TeleSystems (ADR)                                                                  2,100           73,710
                                                                                                   --------------
Singapore - 0.2%
Flextronics International, Ltd.(b)                                                       10,100          129,078
Singapore Telecommunications, Ltd.                                                      212,580          331,286
                                                                                                   --------------
                                                                                                         460,364
                                                                                                   --------------
South Korea - 0.6%
Hyundai Motor Co., Ltd.                                                                   3,300          184,557
Kookmin Bank                                                                              4,500          197,325
POSCO                                                                                     2,500          445,596
Samsung Electronics Co., Ltd. (GDR)(a)                                                      592          142,376
Samsung Electronics Co., Ltd.                                                               320          154,384
Shinhan Financial Group Co., Ltd.                                                         6,500          165,833
                                                                                                   --------------
                                                                                                       1,290,071
                                                                                                   --------------
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria, SA                                                      17,498          274,377
Endesa, SA                                                                               15,600          339,517
Gestevision Telecinco, SA(b)                                                              5,752          133,371
Inditex, SA                                                                               8,590          243,488
Repsol YPF, SA                                                                           12,900          322,592
                                                                                                   --------------
                                                                                                       1,313,345
                                                                                                   --------------
Sweden - 0.1%
Svenska Cellulosa AB Cl.B                                                                 7,000          238,309
                                                                                                   --------------
Switzerland - 1.6%
Alcon, Inc.                                                                              14,000        1,431,780
Compagnie Financiere Richemont AG Cl.A                                                    9,978          303,781
Credit Suisse Group                                                                      13,862          554,536
Nobel Biocare Holding AG                                                                  1,147          228,665
Novartis AG                                                                               7,850          383,210
Roche Holdings AG                                                                         2,333          293,866
Synthes, Inc.                                                                               830           91,051
UBS AG                                                                                    5,226          403,612
                                                                                                   --------------
                                                                                                       3,690,501
                                                                                                   --------------
Taiwan - 0.4%
Asustek Computer, Inc.                                                                   49,000          134,839
Compal Electronics, Inc. (GDR)(a)(b)                                                     62,443          299,726
Hon Hai Precision Industry Co., Ltd. (GDR)(a)                                            23,561          243,856
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                       35,277          324,901
                                                                                                   --------------
                                                                                                       1,003,322
                                                                                                   --------------
Thailand - 0.1%
PTT Public Co., Ltd.                                                                     42,600          206,552
                                                                                                   --------------
United Kingdom - 2.8%
Aviva PLC                                                                                26,329          294,576
BHP Billiton PLC                                                                          6,285           75,968
BP PLC                                                                                   33,500          335,995
Capita Group PLC                                                                         27,924          194,596
Carnival PLC                                                                              5,772          315,998
Enterprise Inns PLC                                                                      11,964          168,882
George Wimpey PLC                                                                        16,200          125,452
GlaxoSmithKline PLC                                                                      12,500          309,375
GUS PLC                                                                                  14,754          227,181
HBOS PLC                                                                                 19,550          284,364
Hilton Group PLC                                                                         16,336           84,319
HSBC Holdings PLC                                                                             1               16
InterContinental Hotels Group PLC                                                         7,232           83,776
Persimmon PLC                                                                             6,000           81,452
Reckitt Benckiser PLC                                                                    14,678          448,156
Royal Bank of Scotland Group PLC                                                         29,455          864,310
SABMiller PLC                                                                            17,028          261,491
Smith & Nephew PLC                                                                       23,006          227,246
Standard Chartered PLC                                                                    8,756          158,500
Tate & Lyle PLC                                                                          15,500          133,367
Taylor Woodrow PLC                                                                       21,700          124,919

Tesco PLC                                                                                98,361          559,984
Vodafone Group PLC                                                                      104,400          262,830
Whitbread PLC                                                                            10,628          175,481
WPP Group PLC                                                                            36,430          388,284
Xstrata PLC                                                                              17,850          319,965
                                                                                                   --------------
                                                                                                       6,506,483
                                                                                                   --------------
Total Foreign Investments
(cost $30,337,973)                                                                                    35,908,952
                                                                                                   --------------
Total Common Stocks & Other Investments
(cost $93,298,909)                                                                                   108,030,084
                                                                                                   --------------
Total Investments - 101.7%
(cost $218,090,934)                                                                                  233,238,824
Other assets less liabilities (c) - (1.7%)                                                            (3,813,676)
                                                                                                   --------------
Net Assets - 100%                                                                                  $ 229,425,148
                                                                                                   --------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                       Value at
                 Number Of   Expiration    Original     May 31,      Unrealized
    Type         Contracts     Month        Value         2005      Appreciation
--------------------------------------------------------------------------------
Euro STOXX 50        6       June 2005     $222,065     $228,144       $6,079

INTEREST RATE SWAP TRANSACTIONS

                                                                             Rate Type
                                                               -------------------------------------
                                                                                                             Unrealized
      Swap           Notional Amount                            Payments made       Payments received       Appreciation/
  Counterparty            (000)         Termination Date       by the Strategy       by the Strategy       (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs            $ 3,200            2/03/06               76.48% of               BMA*                  $ (991)
                                                               1 month LIBOR +

JP Morgan                  1,100            4/05/07                 BMA*                 2.988%                  2,730

Merrill Lynch              3,200            2/03/06                 BMA*                 85.10% of               4,986
                                                                                     1 month LIBOR +

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate market value of these securities amounted to $1,304,144 or 0.6% of net assets.
(b)   Non-income producing security.
(c) The amount of U.S. $17,042 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2005.

      Glossary of Terms:

      ACA     - American Capital Access Financial Guaranty Corporation
      ADR     - American Depositary Receipt
      AMBAC   - American Municipal Bond Assurance Corporation
      AMT     - Alternative Minimum Tax - (subject to)
      BANS    - Bond Anticipation Notes
      CDD     - Community Development District
      COP     - Certificate of Participation
      FGIC    - Financial Guaranty Insurance Company
      FSA     - Financial Security Assurance Inc.
      GDR     - Global Depositary Receipt
      GO      - General Obligation
      IDA     - Industrial Development Authority
      MBIA    - Municipal Bond Investors Assurance
      PCR     - Pollution Control Revenue
      pfd.    - Preferred Stock
      SCSDE   - The South Carolina State Department of Education
      SWDR    - Solid Waste Disposal Revenue
      XLCA    - XL Capital Assurance Inc.
      WI      - When-Issued Securities

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil):     $229.4

SECTOR BREAKDOWN*

      53.7% Municipal Bonds
      10.9% Finance
       9.0% Technology
       6.7% Consumer Cyclicals
       4.9% Medical
       4.0% Capital Equipment
       3.5% Energy
       2.7% Consumer Staples
       1.5% Industrial Commodities
       1.0% Construction & Housing
       0.9% Utilities
       0.7% Telecommunications
       0.5% Transportation

* All data as of May 31, 2005. The Strategy's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

TAX MANAGED WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                                          Principal    U.S. $ Value
                                                                                  Amount
                                                                                   (000)
MUNICIPAL BONDS-68.5%

Alabama - 3.4%
Alabama Public School & College Authority
(Campus Improvement & Economic Development), Series 03 FGIC
5.00%, 12/01/21                                                                   $ 1,235    $   1,314,966
Jefferson County Limited Obligation
School Warrant, Series 04A
5.00%, 1/01/10                                                                      1,000        1,064,220
Jefferson County Sewer Revenue
(Capital Improvement Warrants),
Series 99A FGIC Prerefunded 2/01/09 @ 101
5.00%, 2/01/33                                                                      1,100        1,186,361
Series 02 Prerefunded 8/01/12 @ 100
5.00%, 2/01/41                                                                      1,000        1,097,560
                                                                                             --------------
                                                                                                 4,663,107
                                                                                             --------------
Alaska - 2.0%
Alaska Student Loan Corp. Capital Project Revenue,
Series 05A FSA
5.00%, 7/01/07                                                                      1,430        1,486,571
North Slope Boro (Capital Appreciation),
Series 63A MBIA
zero coupon, 6/30/05                                                                1,200        1,196,868
                                                                                             --------------
                                                                                                 2,683,439
                                                                                             --------------
Arizona - 1.7%
Arizona State Transportation Board GANS, Series 01 MBIA
5.00%, 1/01/08                                                                      1,000        1,051,570
Gilbert Water Resource Municipal Property (Wastewater Systems & Utility),
Series 04
3.00%, 4/01/07                                                                        475          467,913
Maricopa County Community College District,
Series 98
5.00%, 7/01/06                                                                        435          445,035
Phoenix Civic Improvement Corporation
Wastewater System Revenue Junior Lien, Series 04 MBIA
5.00%, 7/01/21                                                                        400          427,984
                                                                                             --------------
                                                                                                 2,392,502
                                                                                             --------------
Arkansas - 0.9%
Arkansas State Development Finance Authority
Exempt Facs Revenue, Series 01
2.85%, 8/01/21                                                                        210          209,700
Hot Springs Sales & Use Tax, Series 01
4.125%, 7/01/08                                                                       965          997,819
                                                                                             --------------
                                                                                                 1,207,519
                                                                                             --------------
California - 5.3%
California Department of Water Resources
Power Supply Revenue, Series 02A MBIA-IBC
5.50%, 5/01/10                                                                        325          359,957
California Economic Recovery,
Series 04A
5.00%, 7/01/09                                                                      1,000        1,073,020
5.25%, 1/01/10                                                                        900          981,162
California GO,
Series 00
4.75%, 3/01/06                                                                        500          507,225
Series 03
4.00%, 2/01/08                                                                        455          465,720
Series 04
5.00%, 3/01/08                                                                        350          367,633
Series 05
5.00%, 3/01/08                                                                        750          787,785

California Statewide Communities
Development Authority Revenue
(Kaiser Permanente), Series 04F
2.30%, 4/01/33                                                                        240          236,242
Los Angeles County TRANS, Series 04
3.00%, 6/30/05                                                                      1,500        1,500,180
San Francisco Community College District,
Series 04B MBIA
5.00%, 6/15/22                                                                        855          918,603
                                                                                             --------------
                                                                                                 7,197,527
                                                                                             --------------
Colorado - 1.0%
Adams 12 Five Star Schools, Series 05 FSA
5.00%, 12/15/24                                                                       780          839,545
Jefferson County School District No. R001,
Series 04 FSA
5.00%, 12/15/24                                                                       440          472,780
                                                                                             --------------
                                                                                                 1,312,325
                                                                                             --------------
Connecticut - 1.7%
Connecticut GO, Series 03G MBIA
5.00%, 3/15/10                                                                      1,000        1,085,210
Connecticut State Development Authority PCR,
Series 96 AMBAC AMT
3.35%, 5/01/31                                                                      1,300        1,293,071
                                                                                             --------------
                                                                                                 2,378,281
                                                                                             --------------
Delaware - 1.2%
Delaware GO, Series 01A
4.50%, 8/01/06                                                                      1,565        1,594,766
                                                                                             --------------
District of Columbia - 1.7%
District of Columbia GO,
Series 93B-1 AMBAC
5.50%, 6/01/07                                                                      1,000        1,049,630
Series 03A MBIA
5.50%, 6/01/10                                                                      1,135        1,254,606
                                                                                             --------------
                                                                                                 2,304,236
                                                                                             --------------
Florida - 4.9%
Broward County GO, Series 03
5.00%, 1/01/09                                                                      1,200        1,282,080
Dade County School District, Series 94 MBIA
5.00%, 8/01/12                                                                      1,000        1,102,900
Florida Board of Education (Lottery Revenue), Series 03A
4.00%, 7/01/05                                                                      1,200        1,201,068
Florida Board of Education (Public Education), Series 03B
5.00%, 6/01/09                                                                      1,000        1,073,980
Florida Department of Transportation (Right of Way), Series 03A
3.00%, 7/01/05                                                                      1,100        1,100,121
Jacksonville Economic Development Community Health Care Facilities
Revenue, Series 03B 4.00%, 9/01/23                                                    870          882,215
                                                                                             --------------
                                                                                                 6,642,364
                                                                                             --------------
Illinois - 2.8%
Chicago Illinois, Series 93B AMBAC
5.00%, 1/01/10                                                                      1,385        1,492,172
Illinois GO, 1st Series 00 MBIA
5.50%, 12/01/06                                                                     1,355        1,406,964
Winnebago & Boone County School District No. 205, TANS
3.16%, 9/29/05                                                                        900          899,298
                                                                                             --------------
                                                                                                 3,798,434
                                                                                             --------------
Indiana - 1.7%
Indiana Health Facility Financing Authority Revenue
(Ascension Health Subordinated Credit), Series 05A
5.00%, 5/01/07                                                                        900          931,473
Indiana Transportation Finance Authority
Highway Revenue, Series 03A FSA
5.00%, 6/01/09                                                                         25           26,889
unrefunded balance
5.00%, 6/01/09                                                                        975        1,044,849

Rockport PCR (Indiana Michigan Power Co. Project),
Series 03C
2.625%, 4/01/25                                                                       330          326,868
                                                                                             --------------
                                                                                                 2,330,079
                                                                                             --------------
Kansas - 0.6%
Burlington PCR (Kansas Gas & Electric Co. Project),
Series 04B MBIA
2.65%, 6/01/31                                                                        765          763,363
                                                                                             --------------
Kentucky - 0.8%
Kentucky Property & Buildings
Community Revenue (Project No. 74), Series 02
5.375%, 2/01/08                                                                       985        1,045,144
                                                                                             --------------
Maine - 0.2%
Maine State Housing Authority
General Housing Revenue (Draw Down),
Series 04A
3.66%, 1/01/10                                                                        352          352,000
                                                                                             --------------
Maryland - 0.2%
Tax Exempt Municipal Infrastructure, Series 04A
3.80%, 5/01/08(a)                                                                     300          301,554
                                                                                             --------------
Massachusetts - 3.6%
Massachusetts Bay Transportation Authority
(General Transportation Systems), Series 96A
5.625%, 3/01/26                                                                     1,090        1,123,725
Massachusetts Development Finance Agency
Resource Recovery Revenue, Series 01A
5.50%, 1/01/11                                                                      1,000        1,098,920
Massachusetts GO,
Series 00B prerefunded 6/01/10 @ 100
5.75%, 6/01/12                                                                      1,100        1,235,542
Series 02A MBIA
5.50%, 2/01/10                                                                        500          551,915
Series 03A
5.375%, 8/01/08                                                                       800          855,864
                                                                                             --------------
                                                                                                 4,865,966
                                                                                             --------------
Michigan - 1.2%
Detroit Water Supply Systems, Series 99A FGIC
5.75%, 7/01/26                                                                      1,520        1,705,911
                                                                                             --------------
Minnesota - 1.1%
Minneapolis School District No. 001, Series 97
5.00%, 2/01/14                                                                      1,000        1,014,210
Minnesota Public Facilities Authory Water
PCR, Series 04D
5.00%, 3/01/11                                                                        400          439,028
                                                                                             --------------
                                                                                                 1,453,238
                                                                                             --------------
Missouri - 0.3%
Missouri GO (Third State Building), Series 03A
4.00%, 8/01/05                                                                        400          400,796
                                                                                             --------------
Nevada - 2.4%
Carson City School District, Series 04 FSA
5.00%, 4/01/06                                                                      1,100        1,120,163
Clark County PCR, Series 00C AMT
3.25%, 6/01/31                                                                        170          166,002
Nevada GO (Capital Improvement), Series 05A
5.00%, 2/01/12                                                                      1,800        1,975,914
                                                                                             --------------
                                                                                                 3,262,079
                                                                                             --------------
New Hampshire - 1.2%
New Hampshire Municipal Bond Bank, Series 04B FSA
4.00%, 8/15/06                                                                      1,580        1,602,547
                                                                                             --------------

New Jersey - 3.7%
Monmouth County GO, Series 04A
4.00%, 1/15/06                                                                      1,200        1,209,600
New Jersey Economic Development Authority
(Cigarette Tax), Series 04
5.00%, 6/15/07                                                                        315          325,382
Series 04 FSA
5.00%, 6/15/10                                                                        400          430,716
Series 04 FGIC
5.00%, 6/15/11                                                                        400          433,960
New Jersey GO, Series 05M AMBAC
5.25%, 7/15/11                                                                      1,000        1,110,100
New Jersey State Transportation Authority, Series 95B MBIA
6.00%, 6/15/05                                                                        425          425,451
New Jersey Transportation Trust Fund Authority
(Transportation Systems), Series 95B MBIA Prerefunded 6/15/05 @ 102
5.75%, 6/15/13                                                                      1,100        1,123,166
                                                                                             --------------
                                                                                                 5,058,375
                                                                                             --------------
New Mexico - 0.1%
Farmington PCR (San Juan Project), Series 03B
2.10%, 4/01/33                                                                        170          168,127
                                                                                             --------------
New York - 2.6%
New York City GO,
Series 04B
5.00%, 8/01/11                                                                        175          188,746
Series 04G
5.00%, 8/01/12                                                                        685          745,931
New York State Dormitory Authority Revenues,
Series 97A MBIA-IBC Prerefunded 2/15/07@102
5.75%, 8/15/22                                                                        400          427,208
New York Thruway Authority Service
Contract Revenue (Local Highway & Bridge), Series 63A
5.00%, 3/15/09                                                                        585          624,148
New York Tobacco Settlement Financing Corp., Series 03A-1
4.00%, 6/01/06                                                                        860          867,018
Series 03C-1
5.25%, 6/01/13                                                                        650          687,381
                                                                                             --------------
                                                                                                 3,540,432
                                                                                             --------------
North Carolina - 0.2%
North Carolina Municipal Power Agency No. 1
Catawba Electric Revenue, Series 93 ACA
5.50%, 1/01/10                                                                        300          325,431
                                                                                             --------------
Ohio - 1.6%
Cleveland Municipal School District, Series 04 FSA
5.25%, 12/01/19                                                                       585          650,526
Franklin County GO, Series 03
5.00%, 6/01/05                                                                      1,500        1,500,000
                                                                                             --------------
                                                                                                 2,150,526
                                                                                             --------------
Pennsylvania - 1.4%
Beaver County IDA PCR
(Cleveland Electric Project), Series 98
3.75%, 10/01/30                                                                       160          159,944
Pennsylvania GO 1st, Series 05 WI
5.00%, 7/01/06                                                                      1,660        1,697,765
                                                                                             --------------
                                                                                                 1,857,709
                                                                                             --------------
Rhode Island - 0.7%
Rhode Island Economic Development Corp.
(Apartment Revenue), Series 03A AMT
4.00%, 7/01/05                                                                      1,005        1,005,794
                                                                                             --------------
South Carolina - 3.4%
Richland County School District No. 001,
Series 03 FSA SCSDE
4.75%, 3/01/09                                                                        855          909,147
South Carolina Public Service Authority Revenue,
Series 05B MBIA WI
5.00%, 1/01/11                                                                      1,740        1,876,016

South Carolina School Facilities, Series 02A
4.00%, 1/01/07                                                                        750          764,017
York County School District No. 003 (Rock Hill School District),
Series 03 SCSDE
5.00%, 3/01/10                                                                      1,050        1,138,788
                                                                                             --------------
                                                                                                 4,687,968
                                                                                             --------------
Tennessee - 0.7%
Hamilton County GO, Series 04
5.00%, 1/01/06                                                                        940          951,853
                                                                                             --------------
Texas - 10.0%
Brazos River Authority PCR (Electric Co.),
Series 95B AMT
5.00%, 6/01/30                                                                        300          304,476
Carrollton Farmers Branch Independent School District
5.00%, 2/15/09                                                                      1,325        1,414,212
El Paso Airport Revenue
(El Paso International Airport), Series 03 FSA AMT
4.00%, 8/15/05                                                                      1,000        1,002,120
Garland Texas Independent School District,
Series 04A PSF-GTD
5.00%, 2/15/20                                                                        700          753,095
Gulf Coast Waste Disposal Authority
(BP Amoco Chemical Project), Series 03D
3.20%, 4/01/12                                                                        290          289,324
Houston Water & Sewer System Revenue,
Series 95A MBIA
6.20%, 12/01/25                                                                     1,100        1,119,602
North Texas Tollway Authority (Dallas North
Thruway Systems) Revenue, Series 03C
5.00%, 1/01/07                                                                        740          763,895
Northside Independent School District,
Series 05 PSF-GTD
5.00%, 2/15/24                                                                        880          941,354
San Antonio Electric & Gas, Series 01 MBIA
5.00%, 2/01/07                                                                      2,300        2,376,176
Series 95 MBIA
5.375%, 2/01/18                                                                     1,100        1,129,700
Spring Branch Independent School District
(Limited Taxation), Series 01A PSF-GTD
5.00%, 2/01/07                                                                      1,655        1,710,624
Texas Public Finance Authority Revenue
(Unemployment Compensation Assessment), Series 03A FSA
5.00%, 6/15/08                                                                      1,160        1,228,162
Texas State TRANS, Series 04
3.00%, 8/31/05                                                                        600          600,354
                                                                                             --------------
                                                                                                13,633,094
                                                                                             --------------
Washington - 3.0%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue, Series 05A AMBAC
5.00%, 11/01/25                                                                       825          884,252
Seattle Municipal Light & Power Revenue, Series 01
5.50%, 3/01/08                                                                      1,000        1,066,430
Washington GO, Series 01R-A
5.25%, 9/01/05                                                                      1,260        1,267,447
Washington Public Power Supply System
(Nuclear Project No. 2), Series 98A
5.75%, 7/01/09                                                                        860          944,228
                                                                                             --------------
                                                                                                 4,162,357
                                                                                             --------------
Wisconsin - 1.2%
Menomonee Falls Water Systems Mortgage Revenue, Series 96 FSA
5.875%, 12/01/16                                                                    1,635        1,707,594
                                                                                             --------------
Total Municipal Bonds
(cost $93,590,932)                                                                              93,506,437
                                                                                             --------------

COMMON STOCKS & OTHER INVESTMENTS-30.0%

United States Investments - 20.3%

Company                                                                            Shares     U.S. $ Value

Finance - 4.8%
Banking - 2.0%
Bank of America Corp.                                                               7,952         $368,336
Citigroup, Inc.                                                                    21,200          998,732
Fannie Mae                                                                          5,900          349,516
Freddie Mac                                                                         5,400          351,216
J.P. Morgan Chase & Co.                                                             3,800          135,850
National City Corp.                                                                 6,300          217,728
SunTrust Banks, Inc.                                                                2,500          184,025
Wachovia Corp.                                                                      3,500          177,625
                                                                                             --------------
                                                                                                 2,783,028
                                                                                             --------------
Financial Services - 1.1%
Franklin Resources, Inc.                                                            3,100          223,634
Lehman Brothers Holdings, Inc.                                                      2,200          202,840
MBNA Corp.                                                                         13,220          278,810
Merrill Lynch & Co., Inc.                                                           6,200          336,412
The Charles Schwab Corp.                                                           11,600          131,544
The Goldman Sachs Group, Inc.                                                       2,750          268,125
                                                                                             --------------
                                                                                                 1,441,365
                                                                                             --------------
Insurance - 1.7%
AFLAC, Inc.                                                                         1,800           74,790
American International Group, Inc.                                                  8,200          455,510
MetLife, Inc.                                                                       5,100          227,460
The Chubb Corp.                                                                     3,600          303,228
The Hartford Financial Services Group, Inc.                                         1,200           89,748
The Progressive Corp.                                                               1,500          144,105
The St. Paul Travelers Cos., Inc.                                                   2,036           77,124
UnitedHealth Group, Inc.                                                            9,700          471,226
WellPoint, Inc.(b)                                                                  1,300          172,900
XL Capital, Ltd Cl.A                                                                3,800          286,064
                                                                                             --------------
                                                                                                 2,302,155
                                                                                             --------------
                                                                                                 6,526,548
                                                                                             --------------
Technology - 4.5%
Data Processing - 3.0%
Apple Computer, Inc.(b)                                                            11,900          472,549
Arrow Electronics, Inc.(b)                                                          3,500           97,825
Avnet, Inc.(b)                                                                      5,600          117,152
Dell, Inc.(b)                                                                      15,900          634,251
Electronic Arts, Inc.(b)                                                            8,250          433,455
Electronic Data Systems Corp.                                                       7,300          143,810
Google, Inc. Cl.A(b)                                                                2,300          640,320
Hewlett-Packard Co.                                                                24,600          553,746
Ingram Micro, Inc. Cl.A(b)                                                          1,000           15,810
Microsoft Corp.                                                                    21,200          546,960
Network Appliance, Inc.(b)                                                          6,200          178,312
Sanmina-SCI Corp.(b)                                                               20,400          104,652
Solectron Corp.(b)                                                                 30,725          112,146
Tech Data Corp.(b)                                                                  1,400           50,260
                                                                                             --------------
                                                                                                 4,101,248
                                                                                             --------------
Electrical & Electronics - 1.4%
ADC Telecommunications, Inc.(b)                                                     2,986           54,221
Broadcom Corp. Cl.A(b)                                                              8,600          305,214
Corning, Inc.(b)                                                                   29,800          467,264
Juniper Networks, Inc.(b)                                                          17,900          458,956
QUALCOMM, Inc.                                                                     15,300          570,078
Tellabs, Inc.(b)                                                                    8,700           71,514
                                                                                             --------------
                                                                                                 1,927,247
                                                                                             --------------
Electronic Components & Instruments - 0.1%
Symantec Corp.(b)                                                                   3,400           76,874
                                                                                             --------------
                                                                                                 6,105,369
                                                                                             --------------
Consumer Cyclical - 3.2%
Broadcasting & Publishing - 1.2%
Comcast Corp. Cl.A Special(b)                                                       7,200          227,808
The E.W. Scripps Co. Cl.A                                                           6,200          316,820
Time Warner, Inc.(b)                                                               20,400          354,960
Yahoo!, Inc.(b)                                                                    19,000          706,800
                                                                                             --------------
                                                                                                 1,606,388
                                                                                             --------------
Business & Public Services - 0.1%
The Interpublic Group of Cos., Inc.(b)                                             13,400          165,356
                                                                                             --------------

Leisure & Tourism - 0.3%
McDonald's Corp.                                                                    6,700          207,298
Starbucks Corp.(b)                                                                  4,800          262,800
                                                                                             --------------
                                                                                                   470,098
                                                                                             --------------
Merchandising - 1.5%
eBay, Inc.(b)                                                                      14,900          566,349
Lowe's Cos., Inc.                                                                   6,500          371,865
Office Depot, Inc.(b)                                                               9,200          181,424
Target Corp.                                                                       14,300          767,910
Whole Foods Market, Inc.                                                            1,400          166,572
                                                                                             --------------
                                                                                                 2,054,120
                                                                                             --------------
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc.                                                           4,400          140,404
                                                                                             --------------
                                                                                                 4,436,366
                                                                                             --------------
Capital Equipment - 2.0%
Aerospace & Defense - 0.4%
Goodrich Corp.                                                                      3,800          159,068
The Boeing Co.                                                                      4,800          306,720
                                                                                             --------------
                                                                                                   465,788
                                                                                             --------------
Automobiles - 0.1%
BorgWarner, Inc.                                                                    2,000          106,920
Lear Corp.                                                                          1,200           45,240
                                                                                             --------------
                                                                                                   152,160
                                                                                             --------------
Industrial Components - 0.1%
Eaton Corp.                                                                         3,200          191,520
                                                                                             --------------
Multi-Industry - 1.4%
Cooper Industries, Ltd. Cl.A                                                        2,400          165,456
General Electric Co.                                                               35,600        1,298,688
Hubbell, Inc. Cl. B                                                                 1,500           68,160
Textron, Inc.                                                                       4,400          340,076
                                                                                             --------------
                                                                                                 1,872,380
                                                                                             --------------
                                                                                                 2,681,848
                                                                                             --------------
Medical - 1.8%
Health & Personal Care - 1.8%
Amgen, Inc.(b)                                                                      4,900          306,642
Avon Products, Inc.                                                                 7,900          313,946
Eli Lilly & Co.                                                                     3,800          221,540
Genentech, Inc.(b)                                                                  4,600          364,550
Gilead Sciences, Inc.(b)                                                            1,800           73,440
HCA, Inc.                                                                           1,900          102,600
Medco Health Solutions, Inc.(b)                                                     6,200          310,000
St. Jude Medical, Inc.(b)                                                          10,250          411,230
Zimmer Holdings, Inc.(b)                                                            3,800          291,004
                                                                                             --------------
                                                                                                 2,394,952
                                                                                             --------------
Consumer Staples - 1.2%
Beverages & Tobacco - 0.3%
Altria Group, Inc.                                                                  3,700          248,418
PepsiCo, Inc.                                                                       2,900          163,270
                                                                                             --------------
                                                                                                   411,688
                                                                                             --------------
Food & Household Products - 0.9%
Safeway, Inc.(b)                                                                   13,000          286,130
SUPERVALU, Inc.                                                                     5,500          180,180
The Kroger Co.(b)                                                                  14,500          243,165
The Procter & Gamble Co.                                                            9,700          534,955
                                                                                             --------------
                                                                                                 1,244,430
                                                                                             --------------
                                                                                                 1,656,118
                                                                                             --------------
Energy - 1.2%
Energy Equipment & Services - 0.2%
Halliburton Co.                                                                     7,100          303,454
                                                                                             --------------
Energy Sources - 1.0%
ChevronTexaco Corp.                                                                 4,900          263,522
ConocoPhillips                                                                      4,900          528,416
Occidental Petroleum Corp.                                                          4,800          350,928
Valero Energy Corp.                                                                 3,000          205,860
                                                                                             --------------
                                                                                                 1,348,726
                                                                                             --------------
                                                                                                 1,652,180
                                                                                             --------------

Utilities - 0.7%
Electric & Gas - 0.7%
American Electric Power Co., Inc.                                                   8,700          310,503
Entergy Corp.                                                                       3,700          265,771
FirstEnergy Corp.                                                                   5,200          230,360
Wisconsin Energy Corp.                                                              4,900          177,870
                                                                                             --------------
                                                                                                   984,504
                                                                                             --------------
Transportation - 0.4%
Transportation- Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.                                                  3,700          182,854
CSX Corp.                                                                           1,600           66,528
Norfolk Southern Corp.                                                              9,800          312,816
                                                                                             --------------
                                                                                                   562,198
                                                                                             --------------
Industrial Commodities - 0.4%
Forest & Paper - 0.3%
Georgia-Pacific Corp.                                                               6,400          212,096
International Paper Co.                                                             2,500           80,525
Kimberly-Clark Corp.                                                                1,100           70,763
Smurfit-Stone Container Corp.(b)                                                    3,400           36,958
                                                                                             --------------
                                                                                                   400,342
                                                                                             --------------
Telecommunications - 0.1%
Sprint Corp.                                                                        6,700          158,723
                                                                                             --------------
Construction & Housing - 0.1%
Pulte Homes, Inc.                                                                   1,950          149,077
                                                                                             --------------
Total United States Investments
(cost $23,339,876)                                                                              27,708,225
                                                                                             --------------
Foreign Investments - 9.7%

Australia - 0.1%
Coles Myer, Ltd.                                                                    9,073           62,349
Rinker Group, Ltd.                                                                 11,268          104,623
Westpac Banking Corp.                                                               2,063           30,586
                                                                                             --------------
                                                                                                   197,558
                                                                                             --------------
Belgium - 0.1%
Delhaize Group                                                                      1,600           94,418
                                                                                             --------------
Bermuda - 0.5%
Marvell Technology Group, Ltd.(b)                                                   8,900          364,544
Nabors Industries, Ltd.(b)                                                          4,550          250,751
                                                                                             --------------
                                                                                                   615,295
                                                                                             --------------
Brazil - 0.1%
Petroleo Brasileiro, SA (ADR)                                                       2,550          106,845
Votorantim Celulose e Papel, SA (ADR)                                               3,250           38,968
                                                                                             --------------
                                                                                                   145,813
                                                                                             --------------
Canada - 0.3%
Alcan, Inc.                                                                         2,800           84,321
Bank of Nova Scotia                                                                 4,300          136,174
Manulife Financial Corp.                                                            3,300          151,618
Research In Motion, Ltd.(b)                                                         1,000           82,820
                                                                                             --------------
                                                                                                   454,933
                                                                                             --------------
China - 0.0%
China Petroleum & Chemical Corp. Cl.H                                             146,000           53,245
                                                                                             --------------
France - 1.2%
Air Liquide, SA                                                                       331           57,529
Arcelor                                                                             8,840          175,777
Assurances Generales de France                                                      2,000          160,419
BNP Paribas, SA                                                                       500           33,612
CapGemini, SA(b)                                                                      968           30,881
Credit Agricole, SA                                                                 1,800           46,675
Essilor International, SA                                                             717           49,140
Groupe Danone                                                                       1,285          118,060
Renault, SA                                                                         2,582          220,897
Sanofi-Synthelabo, SA                                                               3,432          308,839
Schneider Electric, SA                                                                412           30,292
Societe Generale                                                                    1,100          108,086

Total, SA                                                                             917          203,923
Vinci, SA                                                                             834           62,444
                                                                                             --------------
                                                                                                 1,606,574
                                                                                             --------------
Germany - 0.4%
Continental AG                                                                      2,500          176,801
HeidelbergCement AG                                                                 1,507           96,561
MAN AG                                                                              1,700           75,016
Porsche AG pfd.                                                                        64           44,467
Premiere AG(b)                                                                        545           18,999
SAP AG                                                                                785          129,371
                                                                                             --------------
                                                                                                   541,215
                                                                                             --------------
Hong Kong - 0.1%
Esprit Holdings, Ltd.                                                              23,000          164,299
Li & Fung, Ltd.                                                                    16,000           30,742
                                                                                             --------------
                                                                                                   195,041
                                                                                             --------------
Hungary - 0.0%
MOL Magyar Olaj-es Gazipari Rt. (GDR)(a)                                              820           61,336
                                                                                             --------------
India - 0.0%
Infosys Technologies, Ltd.                                                            535           27,516
                                                                                             --------------
Ireland - 0.3%
Allied Irish Banks PLC                                                              4,644           96,815
Anglo Irish Bank Corp. PLC                                                          7,152           84,681
CRH PLC                                                                             5,450          138,467
Depfa Bank PLC                                                                      4,900           78,536
                                                                                             --------------
                                                                                                   398,499
                                                                                             --------------
Israel - 0.3%
Bank Hapoalim, Ltd.                                                                22,100           77,590
Teva Pharmaceutical Industries, Ltd. (ADR)                                          9,900          330,363
                                                                                             --------------
                                                                                                   407,953
                                                                                             --------------
Italy - 0.2%
Eni SpA                                                                            11,462          293,543
                                                                                             --------------
Japan - 1.4%
Aeon Credit Service Co., Ltd.                                                         900           57,225
Aiful Corp.                                                                         1,725          126,584
Astellas Pharma, Inc.                                                               1,500           53,410
Canon, Inc.                                                                         6,200          335,267
Daito Trust Construction Co., Ltd.                                                  1,500           56,355
Denso Corp.                                                                         3,800           86,174
Honda Motor Co., Ltd.                                                               5,100          251,020
Hoya Corp.                                                                          1,600          178,127
JFE Holdings, Inc.                                                                  4,000          100,226
Keyence Corp.                                                                         600          131,087
Mitsubishi Corp.                                                                    9,000          118,785
Mitsubishi Tokyo Financial Group, Inc.                                                  9           74,382
Nitto Denko Corp.                                                                   1,400           78,395
Promise Co., Ltd.                                                                     900           55,900
Sumitomo Mitsui Financial Group, Inc.                                                  24          155,086
UFJ Holdings, Inc.(b)                                                                  17           85,744
                                                                                             --------------
                                                                                                 1,943,767
                                                                                             --------------
Mexico - 0.1%
America Movil SA de CV (ADR)                                                        1,800          102,024
Grupo Televisa, SA (ADR)                                                              800           48,000
                                                                                             --------------
                                                                                                   150,024
                                                                                             --------------
Netherlands - 0.3%
European Aeronautic Defence & Space Co.                                             1,350           39,906
ING Groep NV                                                                       10,863          300,569
                                                                                             --------------
                                                                                                   340,475
                                                                                             --------------
Norway - 0.0%
Norsk Hydro ASA                                                                        75            6,079
                                                                                             --------------
Panama - 0.2%
Carnival Corp.                                                                      4,000          211,600
                                                                                             --------------
Russia - 0.0%
Mobile TeleSystems (ADR)                                                              900           31,590
                                                                                             --------------

Singapore - 0.1%
Flextronics International, Ltd.(b)                                                  3,000           38,340
Singapore Telecommunications, Ltd.                                                 96,720          150,729
                                                                                             --------------
                                                                                                   189,069
                                                                                             --------------
South Korea - 0.4%
Hyundai Motor Co., Ltd.                                                             1,600           89,482
Kookmin Bank                                                                        1,400           61,390
POSCO                                                                                 900          160,415
Samsung Electronics Co., Ltd. (GDR)(a)                                                303           72,872
Samsung Electronics Co., Ltd.                                                         130           62,718
Shinhan Financial Group Co., Ltd.                                                   3,300           84,192
                                                                                             --------------
                                                                                                   531,069
                                                                                             --------------
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria, SA                                                 7,103          111,379
Gestevision Telecino, SA(b)                                                         1,916           44,426
Inditex, SA                                                                         3,372           95,581
Repsol YPF, SA                                                                      5,600          140,040
                                                                                             --------------
                                                                                                   391,426
                                                                                             --------------
Sweden - 0.1%
Svenska Cellulosa AB Cl.B                                                           2,900           98,728
                                                                                             --------------
Switzerland - 1.1%
Alcon, Inc.                                                                         5,450          557,371
Compagnie Financiere Richemont AG Cl.A                                              3,832          116,666
Credit Suisse Group                                                                 6,362          254,506
Nobel Biocare Holding AG                                                              454           90,509
Novartis AG                                                                         2,930          143,032
Roche Holdings AG                                                                     749           94,345
Synthes, Inc.                                                                         193           21,172
UBS AG                                                                              1,992          153,845
                                                                                             --------------
                                                                                                 1,431,446
                                                                                             --------------
Taiwan - 0.3%
Asustek Computer, Inc.                                                             20,000           55,036
Compal Electronics, Inc. (GDR)(a)(b)                                               16,639           79,867
Hon Hai Precision Industry Co., Ltd. (GDR)(a)                                       9,219           95,417
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 15,529          143,022
                                                                                             --------------
                                                                                                   373,342
                                                                                             --------------
Thailand - 0.0%
PTT Public Co., Ltd.                                                               12,000           58,184
                                                                                             --------------
United Kingdom - 1.8%
Aviva PLC                                                                          12,628          141,285
BHP Billiton PLC                                                                    2,610           31,547
BP PLC                                                                             17,700          177,526
Capita Group PLC                                                                   11,227           78,238
Carnival PLC                                                                        2,283          124,987
Enterprise Inns PLC                                                                 4,527           63,902
George Wimpey PLC                                                                   5,800           44,915
GlaxoSmithKline PLC                                                                 3,900           96,525
GUS PLC                                                                             5,757           88,646
HBOS PLC                                                                            7,600          110,546
Persimmon PLC                                                                       3,800           51,586
Reckitt Benckiser PLC                                                               5,867          179,134
Royal Bank of Scotland Group PLC                                                    9,888          290,147
SABMiller PLC                                                                       6,770          103,964
Smith & Nephew PLC                                                                  8,940           88,307
Standard Chartered PLC                                                              2,718           49,201
Tesco PLC                                                                          39,187          223,097
Vodafone Group PLC                                                                 48,400          121,849
Whitbread PLC                                                                       5,314           87,741
WPP Group PLC                                                                      12,121          129,190
Xstrata PLC                                                                         6,900          123,684
                                                                                             --------------
                                                                                                 2,406,017
                                                                                             --------------
Total Foreign Investments
(cost $10,779,554)                                                                              13,255,755
                                                                                             --------------
Total Common Stocks & Other Investmnets
(cost $34,119,430)                                                                              40,963,980
                                                                                             --------------

                                                                                   Shares     U.S. $ Value
SHORT-TERM INVESTMENT-2.2%

Time Deposit - 2.2%
State Street Euro Dollar
2.35%, 6/01/05
(cost $2,952,000)                                                                   2,952        2,952,000

Total Investments - 100.7%
(cost $130,662,362)                                                                            137,422,417
Other assets less liabilities (c) - (0.7%)                                                        (963,446)
                                                                                             --------------
Net Assets - 100%                                                                            $ 136,458,971
                                                                                             --------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                        Number of     Expiration                        Value at May     Unrealized
    Type                Contracts        Month        Original Value      31, 2005      Appreciation
----------------------------------------------------------------------------------------------------
Euro STOXX 50               2         June 2005          $74,670          $76,048          $1,378

INTEREST RATE SWAP TRANSACTIONS

                                                                      Rate Type
                                                       ---------------------------------------
                           Notional                                                                  Unrealized
                            Amount      Termination     Payments made by     Payments received     Appreciation/
    Swap Counterparty        (000)         Date            the Strategy       by the Strategy      (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs              $ 3,400       2/03/06          76.48% of                 BMA*             $ (1,053)
                                                        1 month LIBOR+

JP Morgan                    1,000       4/05/07             BMA*                  2.988%               2,482

Merrill Lynch                3,400       2/03/06             BMA*                 85.10% of             5,298
                                                                               1 month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate market value of these securities amounted to $611,046 or 0.4% of net assets.
(b)   Non-income producing security.
(c) The amount of U.S. $5,681 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2005.

Glossary of Terms:

ACA         American Capital Access Financial Guaranty Corporation
ADR         American Depositary Receipt
AMBAC       American Municipal Bond Assurance Corporation
AMT         Alternative Minimum Tax - (subject to)
FGIC        Financial Guaranty Insurance Company
FSA         Financial Security Assurance Inc.
GANS        Grant Anticipation Notes
GDR         Global Depositary Receipt
GO          General Obligation
IBC         International Bancshares Corporation
IDA         Industrial Development Authority
MBIA        Municipal Bond Investors Assurance
PCR         Pollution Control Revenue
pfd.        Preferred Stock
PSF-GTD     (Texas) Permanent Schools Funds
SCSDE       The South Carolina State Department of Education
TANS        Tax Anticipation Notes
TRANS       Tax and Revenue Anticipation Notes
WI          When-Issued Securities

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: July 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: July 27, 2005